SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 50.8%
Communications — 1.6%
$1,000,000	T-Mobile USA, Inc., 2.25%, 2/15/26	$997,406

Consumer, Cyclical — 7.8%
400,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 4.63%, 10/22/27(a)	400,530
290,000	BMW US Capital LLC, 4.65%, 8/13/26(b)	291,361
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(b)	152,328
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 4.82%, 2/26/27(a)	865,965
1,000,000	Hyundai Capital America, (SOFR RATE + 1.120%), 4.85%, 6/23/27(a),(b)	1,005,086
655,000	Hyundai Capital America, 4.88%, 6/23/27(b)	662,256
300,000	Hyundai Capital America, 5.30%, 3/19/27(b)	304,217
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	501,929
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(b)	451,505
425,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26(b)	426,056
		5,061,233
Consumer, Non-cyclical — 4.2%
485,000	HCA, Inc., 5.00%, 3/1/28	494,076
500,000	HCA, Inc., 5.38%, 9/1/26	500,799
750,000	Kroger Co. (The), 2.65%, 10/15/26	742,217
860,000	Mars, Inc., 4.45%, 3/1/27(b)	866,362
99,000	Solventum Corp., 5.45%, 2/25/27	100,421
		2,703,875
Financial — 29.5%
750,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	740,199
1,000,000	Athene Global Funding, 2.95%, 11/12/26(b)	989,421
1,500,000	Bank of America Corp., 5.08%, 1/20/27(c)	1,500,558
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.80%, 3/3/27(a)	1,313,536
1,000,000	Citigroup, Inc., 1.46%, 6/9/27(c)	988,254
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 4.51%, 6/9/27(a)	1,001,221
360,000	Credit Agricole SA, 1.25%, 1/26/27(b),(c)	359,249
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	436,880
900,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	910,265
1,000,000	HSBC Holdings Plc, 1.59%, 5/24/27(c)	990,026
900,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	917,150
1,000,000	JPMorgan Chase & Co., 1.04%, 2/4/27(c)	997,149
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	151,541
515,000	Met Tower Global Funding, 4.00%, 10/1/27(b)	516,008
1,000,000	Morgan Stanley, 1.59%, 5/4/27(c)	991,325
500,000	Morgan Stanley, 5.05%, 1/28/27(c)	500,264
475,000	New York Life Global Funding, 3.90%, 10/1/27(b)	475,709

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$540,000	PNC Bank NA, 4.54%, 5/13/27(c)	$540,755
750,000	Realty Income Corp., REIT, 4.45%, 9/15/26	750,750
900,000	Toronto-Dominion Bank (The), (SOFR RATE + 0.910%), GMTN, 4.68%, 6/2/28(a)	904,098
1,000,000	UBS Group AG, 4.70%, 8/5/27(b),(c)	1,003,386
1,000,000	Wells Fargo & Co., MTN, 3.20%, 6/17/27(c)	995,843
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,162,262
		19,135,849
Technology — 1.0%
500,000	Synopsys, Inc., 4.55%, 4/1/27	503,540
155,000	Western Digital Corp., 4.75%, 2/15/26	154,951
		658,491
Utilities — 6.7%
285,000	Consolidated Edison Co. of New York, Inc., (SOFR Index + 0.520%), 4.32%, 11/18/27(a)	285,438
1,000,000	Duke Energy Corp., 2.65%, 9/1/26	991,450
570,000	Georgia Power Co., (SOFR Index + 0.280%), 4.00%, 9/15/26(a)	569,339
745,000	NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27	753,780
400,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	407,450
1,000,000	NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1,000,357
340,000	Southern Co. Gas Capital Corp., Series A, 4.05%, 9/15/28	340,172
		4,347,986

Total Corporate Bonds		32,904,840
(Cost $32,724,339)
Asset Backed Securities — 30.4%
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	125,391
815,000	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(b)	822,154
825,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(b)	830,943
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29(b)	809,018
500,000	ARI Fleet Lease Trust, Series 2023-A, Class C, 6.03%, 2/17/32(b)	509,455
366,270	ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34(b)	367,750
644,885	Bellemeade Re Ltd., Series 2025-1, Class M1A, (SOFR30A + 1.550%), 5.42%, 10/25/35(a),(b)	645,273
105,768	Carmax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 8/16/27	106,070
255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/28	253,643
200,000	Carmax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28	201,856

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$533,262	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	$521,853
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	502,285
300,000	Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/29(b)	302,420
450,000	Dext ABS LLC, Series 2025-2, Class A3, 4.23%, 4/15/36(b)	450,247
238,898	DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(b)	239,371
24,144	DT Auto Owner Trust, Series 2022-3A, Class C, 7.69%, 7/17/28(b)	24,174
473,386	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.55%, 6/15/27	470,357
175,962	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	175,195
110,359	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	110,717
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	763,058
246,324	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	247,170
400,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	405,215
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	170,076
656,361	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A2, 4.54%, 6/15/29	658,572
330,000	Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33(b)	327,403
181,942	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.66%, 2/16/28	182,461
600,000	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28(b)	603,611
525,692	Honda Auto Receivables Owner Trust, Series 2022-2, Class A4, 3.76%, 12/18/28	525,672
375,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32(b)	382,316
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	606,670
410,000	Kubota Credit Owner Trust, Series 2025-2A, Class A2, 4.48%, 4/17/28(b)	412,215
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	432,059
264,151	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	265,377
283,145	MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(b)	281,110
293,177	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(b)	295,753
750,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(b)	753,727

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$556,498	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	$555,810
59,917	Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95%, 1/17/28	59,979
725,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	731,906
275,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	276,301
483,942	SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28(b)	485,740
116,096	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(b)	116,171
395,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(b)	395,000
480,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28(b)	195,200
171,009	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	170,926
500,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	500,146
685,000	Verizon Master Trust Series, Series 2025-9, Class C, 4.41%, 10/21/30	685,937
131,486	Volkswagen Auto Lease Trust, Series 2024-A, Class A2A, 5.40%, 12/21/26	131,637
221,641	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(b)	221,939
156,179	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 9/15/27(b)	156,693
225,000	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	226,130

Total Asset Backed Securities		19,690,152
(Cost $19,913,362)
Collateralized Mortgage Obligations — 4.5%
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 5.57%, 5/25/44(a),(b)	100,305
755,588	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	761,397
783,121	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(b)	786,253
465,219	OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/62(b),(d)	464,091
400,000	OBX Trust, Series 2023-NQM4, Class M1, 7.07%, 3/25/63(b),(d)	400,632
420,475	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(b)	424,037

Total Collateralized Mortgage Obligations		2,936,715
(Cost $2,925,705)

Commercial Paper — 7.3%
852,000	Alimentation Couche-Tard Inc., 3.93%, 1/12/26(e)	850,891
1,000,000	AvalonBay Communities, Inc., 3.85%, 1/8/26(e)	999,142

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
		Value
$1,000,000	GlaxoSmithKline LLC, 3.71%, 1/2/26(e)	$999,795
900,000	McDonald’s Corporation, 3.95%, 1/16/26(e)	898,464
1,000,000	The Canadian Pacific Railway Co., 3.91%, 1/13/26(e)	998,615

Total Commercial Paper		4,746,907
(Cost $4,747,907)

Shares
Investment Company — 6.8%
4,379,840	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	4,379,840

Total Investment Company		4,379,840
(Cost $4,379,840)

Total Investments		$64,658,454
(Cost $64,691,153) — 99.8%
Other assets in excess of liabilities — 0.2%		143,939
NET ASSETS — 100.0%		$64,802,393

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	The rate represents effective yield at the time of purchase.
(f)	Affiliated investment.

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average